Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of cash flows - USD ($)	5 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Statement of Cash Flows
Net loss		$ (161,178)
Change in fair value of derivative warrant liabilities
Financing Costs – derivative warrant liabilities
Net cash used in operating activities	$ (347,771)	(427,301)
Net cash used in investing activities	(345,000,000)	(345,000,000)
Net cash provided by financing activities	346,524,614	346,524,614
Net change in cash		1,097,313
Restatement Adjustment [Member]
Statement of Cash Flows
Net loss		(9,301,530)
Change in fair value of derivative warrant liabilities		8,613,000
Financing Costs – derivative warrant liabilities		688,530
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
As Restated [Member]
Statement of Cash Flows
Net loss		(9,462,708)
Change in fair value of derivative warrant liabilities		8,613,000
Financing Costs – derivative warrant liabilities		688,530
Net cash used in operating activities	(347,771)	(427,301)
Net cash used in investing activities	(345,000,000)	(345,000,000)
Net cash provided by financing activities	$ 346,524,614	346,524,614
Net change in cash		$ 1,097,313